SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Analysis of income and expense [abstract]
Selling expenses	$ 76,327	$ 99,419
Administrative expenses	101,492	121,273
Distribution expenses	94,487	119,795
Selling, general and administrative expenses	$ 272,306	$ 340,487